Financial Instruments - Schedule of Measurement and Reconciliation of Financial Liabilities (Details) - Level 3 [Member] - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Measurement and Reconciliation of Financial Liabilities [Line Items]
Balance	R$ 146,361	R$ 156,422
Additions		29,282
Transfer to equity (converted in shares)		(35,410)
Write off in the P&L	(978)	(3,933)
Transfer based on change in classification	(144,526)
Balance	R$ 857	R$ 146,361